UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page


        Report for the Calendar Year or Quarter Ended: September 30, 2001

If amended report check here:      |_|                    Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding
                                       entries.

                         Dane, Falb, Stone & Co., Inc.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

                  15 Broad Street       Boston             MA           02109
--------------------------------------------------------------------------------
Business Address         (Street)       (City)            (State)          (Zip)


13F File Number: 28-02423
                ----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report:

Edward N. Dane                     Principal                        617-742-0666
--------------------------------------------------------------------------------
Name                               (Title)                            (Phone)



Signature, Place and Date of Signing:

/s/ Edward N. Dane
------------------------------
Boston, Massachusetts
11/14/01


Report Type:

[X]      13F HOLDINGS REPORT.
[ ]      13F NOTICE.
[ ]      13F COMBINATION REPORT.

                             Form 13F SUMMARY PAGE


REPORT SUMMARY:

Number of Other Included Managers: None
                                  ------

Form 13F Information Table Entry Total: 63
                                       ----

Form 13F Information Table Value Total:   $37,867,201
                                       -----------------



OTHER MANAGERS ON WHOSE BEHALF THIS REPORT IS FILED:

None

MANAGERS REPORTING ON BEHALF OF REPORTING MANAGER:

None

                                    FORM 13F

                                INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------
ITEM 1                           ITEM 2         ITEM 3      ITEM 4     ITEM 5         ITEM 6            ITEM 7       ITEM 8
                                                              FAIR               INVESTMENT DISCRETION           VOTING AUTHORITY
                                 TITLE                      MARKET   SHARES OF                  SHARED
NAME OF ISSUER                    OF             CUSIP       VALUE   PRINCIPAL   SOLE   SHARED   OTHER   MANA-  SOLE   SHARED  NONE
                                 CLASS          NUMBER      (x$1000)    AMOUNT   (A)     (B)      (C)    GERS   (A)     (B)     (C)
------------------------------------------------------------------------------------------------------------------------------------
Berksh Hthwy                 Cl A                084670108     210         3         3     0       0              3      0      0
Abbott Labs                  Com                 002824100     446      8600      8600     0       0           8600      0      0
Aberdeen Asia Pac Incom Fd   Com                 003009107     510    128496    128496     0       0         128496      0      0
ADE Corp MA                  Com                 00089C107     287     30481     30481     0       0          30481      0      0
AK Steel Hlgs                Pfd CV $ 3.625      042170407     846     19225     19225     0       0          19225      0      0
Alliance World Dollar Gov    Com                 01879R106     345     35422     35422     0       0          35422      0      0
Allstate                     Com                 020002101     217      5800      5800     0       0           5800      0      0
Aust & NZ BnkGrp             Sponsored ADR       052528304     959     24375     24175   200       0          24175    200      0
Banc One Corp                Com                 059438101     334     10600     10600     0       0          10600      0      0
Barrick Gold Cp              Com                 067901108     857     49400     49400     0       0          49400      0      0
Bat Mt Gold                  CDT-CV SB DB6%05    071593AA5     637    650000    650000     0       0         650000      0      0
BHP Ltd                      Sponsored ADR       088606108     234     27211     26303   908       0          26303    908      0
BP Amoco                     Sponsored ADR       055622104    1053     21410     21410     0       0          21410      0      0
Brascan Corp                 CL A LTD VT SH      10549P606     621     37650     36950   700       0          36950    700      0
Bristol Myers Squibb         Com                 110122108     778     14000     13400   600       0          13400    600      0
Cisco Systems                Com                 17275R102     792     65000     65000     0       0          65000      0      0
Coeur d'Alene                Com                 192108108      14     17109     17109     0       0          17109      0      0
Duke Energy                  Com                 264399106     693     18300     18300     0       0          18300      0      0
Exxon Mobil Corp             Com                 30231G102    2053     52100     52100     0       0          52100      0      0
Federal Mogul Corp           Com                 313549107       9     14000     14000     0       0          14000      0      0
Federated Department Stores  Com                 31410H101     705     25001     25001     0       0          25001      0      0
Ford Motor Co                Com                 345370100     705     40620     40620     0       0          40620      0      0
General Electric             Com                 369604103    1344     36123     33123  3000       0          33123   3000      0
Grp Telvsa SA De Cv          Sp ADR REP ORD      40049J206     459     16000     16000     0       0          16000      0      0
H&Q Life Sciences Fd         Sh Ben Int          404053100     202     10926     10602   324       0          10602    324      0
Hewlett Packard              Com                 428236102     233     14520     13920   600       0          13920    600      0
Homestake Mining             Com                 437614100     101     10900     10900     0       0          10900      0      0
Input/Output                 Com                 457652105     923    112850    112850     0       0         112850      0      0
Keynote Securities           com                 493308100     429     57700     57700     0       0          57700      0      0
Lexicon Genetics Inc Com     Com                 528872104     537     70600     70600     0       0          70600      0      0
Ericsson LM TelCo.           ADR Cl B Sek10      294821400     544    156000    156000     0       0         156000      0      0
Lubrizol Corporation         Com                 549271104    1030     32600     32600     0       0          32600      0      0
MacroChem Corp               Com                 555903103      26     10800     10800     0       0          10800      0      0
MA Health & Educ TE          Sh Ben Int          575672100     304     22000     22000     0       0          22000      0      0
Meditronic                   Com                 585055106     353      8123      8123     0       0           8123      0      0
Mentor Graphics Corp         Com                 587200106     433     31400     31400     0       0          31400      0      0
Merck&Co Inc                 Com                 589331107     374      5614      5614     0       0           5614      0      0
MeVC Draper Fisher           Com                 55271E105     343     36300     36300     0       0          36300      0      0
MS/DW Incm                   Com                 61745P874    1132     66600     66600     0       0          66600      0      0
New Amer High Income Fd      Com                 641876107     146     55061     55061     0       0          55061      0      0
Newmont Mining               Com                 651639106     319     13498     13498     0       0          13498      0      0
Newmont Mining               Cv 3.25             651639601     714     16700     16500   200       0          16500    200      0
Nortel Networks              Com                 656568102      62     11100     11100     0       0          11100      0      0
Novell Inc                   Com                 670006105     103     28100     28100     0       0          28100      0      0
Nuveen Calif Mun Value Fd    Com                 67062C107     104     10802     10802     0       0          10802      0      0
Occidental Petro Crp         Com                 674599105     991     40700     40700     0       0          40700      0      0
Olin Corp                    Com                 680665205     410     27900     27900     0       0          27900      0      0
Pharmacia Corp               Com                 71713U102     848     20911     20792   119       0          20792    119      0
Schering Plough Corp         Com                 806605101     215      5800      5800     0       0           5800      0      0
Scudder Global               Com                 81115E101     201     38300     38300     0       0          38300      0      0
Scudder High Income Tr       Com                 48841G106     359     49500     49500     0       0          49500      0      0
Senior High Income Portfolio Com                 81721E107     692    129800    129800     0       0         129800      0      0
Standard Register Co.        Com                 853887107     457     31500     31500     0       0          31500      0      0
Telcom NewZealand            Sponsored ADR       879278208     322     23150     23150     0       0          23150      0      0
Telefo de Mex'L              Sp ADR REP ORD      879403780     413     12782     12782     0       0          12782      0      0
Thermo Electron Corp         Com                 883556102     982     54400     54400     0       0          54400      0      0
Timken Co                    Com                 887389104     464     33900     33900     0       0          33900      0      0
Toreador Resources Cp        Com                 891050106    3283    586300    585500   800       0         585500    800      0
Trinity Industries, Inc.     Com                 896522109     673     31100     31100     0       0          31100      0      0
TXU Corporation              Com                 873168108    1105     23850     23850     0       0          23850      0      0
Verizon Comm                 Com                 92343V104    1002     18518     18518     0       0          18518      0      0
Washington Mutual Inc        Com                 939322103     229      5950      5950     0       0           5950      0      0
Xcel Energy                  Com                 98389B100    1703     60495     59255  1240       0          59255   1240      0
